Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current
Cash and cash equivalents	R$ 1,268,892	R$ 991,644
Short-term investments	0	26,286
Accounts receivable	2,390,272	2,722,742
Inventories	1,095,881	972,532
Deposits	300,945	502,085
Taxes recoverable	207,597	208,354
Derivative financial instruments	5,007	0
Advances to suppliers	494,817	371,594
Other assets	529,102	508,289
Total current assets	6,292,513	6,303,526
Non-current
Accounts receivable	8,825	29,452
Deposits	2,500,691	2,377,624
Taxes recoverable	79,013	46,509
Deferred taxes	7,515,404	0
Other assets	557,081	447,480
Property and equipment	2,448,066	2,772,299
Right-of-use assets	9,846,052	10,125,024
Intangible assets	1,537,247	1,536,000
Total non-current assets	24,492,379	17,334,388
Total assets	30,784,892	23,637,914
Current
Loans and financing	1,347,728	13,783,259
Leases	2,591,184	3,353,501
Convertible debt instruments	0	88,996
Accounts payable	2,646,469	3,931,201
Derivative financial instruments	2,454	0
Airport taxes and fees	804,279	899,605
Air traffic liability, services and loyalty program	6,262,690	6,240,689
Salaries and social charges	564,383	533,713
Taxes payable	184,711	144,007
Provisions	376,949	374,141
Other liabilities	111,061	124,039
Total current liabilities	14,891,908	29,473,151
Non-current
Loans and financing	8,536,299	9,276,345
Leases	8,940,669	9,357,562
Convertible debt instruments	0	308,370
Accounts payable	131,456	948,543
Airport taxes and fees	820,330	711,032
Taxes payable	176,587	193,581
Provisions	1,425,355	1,400,534
Other liabilities	1,017,152	1,006,858
Total non-current liabilities	21,047,848	23,202,825
Equity
Issued capital	21,756,852	7,131,859
Unpaid capital	(71,034)	(71,034)
Advance for future capital increase	1,087	0
Capital reserve	3,227,248	(1,408,711)
Treasury shares	0	(1,433)
Other comprehensive income	4,903	4,903
Accumulated losses	(30,073,920)	(34,693,646)
Equity	(5,154,864)	(29,038,062)
Total liabilities and equity	R$ 30,784,892	R$ 23,637,914